Guaranteed Investment Contracts Held By Master Trust (Details) - EBP 002 - EBP, Synthetic Investment Contract - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Maximum percentage of assets covered by wrap contracts	99.00%
Minimum crediting rate	0.00%
Potential fund yield	0
Master Trust
EBP, Master Trust [Line Items]
Investments at contract value	$ 112,458	$ 128,242
Yield based on actual earnings	3.87%	3.89%
Yield based on interest rate credited to participants	2.55%	2.12%
Master Trust | JP Morgan Chase & Co.
EBP, Master Trust [Line Items]
Investments at contract value	$ 15,773	$ 18,902
Master Trust | Nationwide Life Ins. Co.
EBP, Master Trust [Line Items]
Investments at contract value	12,652	15,162
Master Trust | Prudential Ins. Co. of America
EBP, Master Trust [Line Items]
Investments at contract value	12,626	15,131
Master Trust | Metropolitan Life Ins. Co.
EBP, Master Trust [Line Items]
Investments at contract value	12,566	12,627
Master Trust | Massachusetts Mutual
EBP, Master Trust [Line Items]
Investments at contract value	12,549	12,606
Master Trust | Transamerica Premier Life
EBP, Master Trust [Line Items]
Investments at contract value	12,540	15,028
Master Trust | American General Life Ins. Co.
EBP, Master Trust [Line Items]
Investments at contract value	12,144	12,731
Master Trust | Pacific Life Ins. Co.
EBP, Master Trust [Line Items]
Investments at contract value	10,896	13,058
Master Trust | State Street Bank & Trust Co. - Boston
EBP, Master Trust [Line Items]
Investments at contract value	9,339	11,192
Master Trust | Short-term investment fund
EBP, Master Trust [Line Items]
Investments at contract value	$ 1,373	$ 1,805